Details of Significant Accounts - Revenue, schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue from contracts with customers	$ 34,275	$ 32,361
At a point in time
Revenue
Revenue from contracts with customers	3,533	3,100
Over time
Revenue
Revenue from contracts with customers	30,742	29,261
United States
Revenue
Revenue from contracts with customers	12,032	12,361
United States | At a point in time
Revenue
Revenue from contracts with customers	839	972
United States | Over time
Revenue
Revenue from contracts with customers	11,193	11,389
Americas_ Others
Revenue
Revenue from contracts with customers	4,321	3,699
Americas_ Others | At a point in time
Revenue
Revenue from contracts with customers	77	43
Americas_ Others | Over time
Revenue
Revenue from contracts with customers	4,244	3,656
Europe
Revenue
Revenue from contracts with customers	9,547	9,423
Europe | At a point in time
Revenue
Revenue from contracts with customers	610	642
Europe | Over time
Revenue
Revenue from contracts with customers	8,937	8,781
Asia-Pacific
Revenue
Revenue from contracts with customers	6,905	5,915
Asia-Pacific | At a point in time
Revenue
Revenue from contracts with customers	1,940	1,435
Asia-Pacific | Over time
Revenue
Revenue from contracts with customers	4,965	4,480
Others
Revenue
Revenue from contracts with customers	1,470	963
Others | At a point in time
Revenue
Revenue from contracts with customers	67	8
Others | Over time
Revenue
Revenue from contracts with customers	$ 1,403	$ 955